Investments in associates - Summarized aggregate financial information of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Earnings from associates – after interest and tax	$ 1,084	$ 831	$ 1,402
Investments in associates	7,741	7,814
Rosneft
Disclosure of associates [line items]
Earnings from associates – after interest and tax	0	0	528
Investments in associates	0	0
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	1,084	831	874
Investments in associates	7,741	7,814
Total for all associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	1,084	831	$ 1,402
Investments in associates	$ 7,741	$ 7,814